Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	Natixis Funds Trust II
Central Index Key	0000052136
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

ASG Growth Markets Fund
ASG Growth Markets Fund
Investment Goal
Over the long term, the Fund seeks to provide total return consistent with traditional broad-based emerging market equity indices while actively managing the Fund’s risk to be more stable than that of such indices.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ASG Growth Markets Fund	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Redemption fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASG Growth Markets Fund		Class A	Class C	Class Y
Management fees		1.20%	1.20%	1.20%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		1.60%	1.63%	1.53%
Total annual fund operating expenses		3.05%	3.83%	2.73%
Fee waiver and/or expense reimbursement	[1]	1.32%	1.35%	1.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.73%	2.48%	1.48%
[1]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45% and 1.45% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45% and 1.45% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example ASG Growth Markets Fund (USD $)	1 year	3 years	5 years	10 years
Class A	741	1,346	1,975	3,659
Class C	351	1,046	1,859	3,977
Class Y	151	729	1,333	2,969

If shares are not redeemed:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
ASG Growth Markets Fund Class C	251	1,046	1,859	3,977

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC (“Westpeak”) and includes stocks of companies included in the Fund’s benchmark index, MSCI Emerging Markets Index (Net). When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight or underweight one or more stocks as it desires after placing an emphasis on a particular factor or factors. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. For example, if the Adviser believes that a particular industry sector is likely to decline, the Adviser may cause the Fund to sell a futures contract on securities or assets related to that sector. The Fund may have both “short” and “long” exposures within an asset class. The Fund will benefit from a “short” exposure when the underlying asset class decreases in price, and will benefit from a “long” exposure when the underlying asset class increases in price.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets.

The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, it is expected that no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion, the Adviser may also consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management.

The Adviser seeks to limit the Fund’s exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund’s volatility. These elements of risk are managed with an overlay of derivative instruments typically consisting of futures contracts on developed and emerging market equity indices, developed market government bonds, commodities and currency forward contracts on developed and emerging market currencies. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of a broad-based measure of emerging market equity performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. The resulting derivatives portfolio will typically be multi-asset class (equity, fixed-income, commodity and currency) as well as a mix of long and short exposures that are actively adjusted as market conditions change to meet the risk management objectives of the Fund.

The portion of the Fund managed by Reich & Tang will only invest in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Index/Tracking Error Risk: This is the risk the securities selected by the Fund may not provide investment performance matching that of broad-based emerging markets equity indices.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The bar chart does not reflect any sales charges that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Total Returns for Class A

Highest Quarterly Return: Fourth Quarter 2012, 5.07% Lowest Quarterly Return: Second Quarter 2012, -7.91%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns ASG Growth Markets Fund	Past 1 Year	Life of Fund	Inception Date
Class A	(2.63%)	(2.11%)	Oct 21, 2011
Class A Return After Taxes on Distributions	(2.84%)	(2.60%)	Oct 21, 2011
Class A Return After Taxes on Distributions & Sale of Fund Shares	(1.38%)	(1.95%)	Oct 21, 2011
Class C	1.55%	2.12%	Oct 21, 2011
Class Y	3.47%	3.06%	Oct 21, 2011
MSCI Emerging Markets Index (Net)	18.22%	14.89%	Oct 21, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year and life of fund period exceeds the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
ASG Growth Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASG Growth Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Over the long term, the Fund seeks to provide total return consistent with traditional broad-based emerging market equity indices while actively managing the Fund’s risk to be more stable than that of such indices.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC (“Westpeak”) and includes stocks of companies included in the Fund’s benchmark index, MSCI Emerging Markets Index (Net). When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight or underweight one or more stocks as it desires after placing an emphasis on a particular factor or factors. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. For example, if the Adviser believes that a particular industry sector is likely to decline, the Adviser may cause the Fund to sell a futures contract on securities or assets related to that sector. The Fund may have both “short” and “long” exposures within an asset class. The Fund will benefit from a “short” exposure when the underlying asset class decreases in price, and will benefit from a “long” exposure when the underlying asset class increases in price.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets.

The Fund expects that under normal market conditions it will invest at least 10% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (“Reich & Tang”), although the Fund may invest more or less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. In addition to forward currency transactions as part of its derivatives strategy, the Fund may also engage in these transactions and other currency transactions as part of its cash management strategies.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). Under normal market conditions, it is expected that no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion, the Adviser may also consider other factors, such as: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management; (v) the allocation to equity securities and (vi) volatility management.

The Adviser seeks to limit the Fund’s exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund’s volatility. These elements of risk are managed with an overlay of derivative instruments typically consisting of futures contracts on developed and emerging market equity indices, developed market government bonds, commodities and currency forward contracts on developed and emerging market currencies. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of a broad-based measure of emerging market equity performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. The resulting derivatives portfolio will typically be multi-asset class (equity, fixed-income, commodity and currency) as well as a mix of long and short exposures that are actively adjusted as market conditions change to meet the risk management objectives of the Fund.

The portion of the Fund managed by Reich & Tang will only invest in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Reich & Tang will invest primarily in (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

		The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Rulemaking by the Commodity Futures Trading Commission (“CFTC”) may affect the Fund’s ability to pursue its investment strategies or increase the Fund’s expenses. As of the date of this prospectus, the potential impact of the new CFTC rules on the Fund is uncertain.

Commodity Subsidiary Risk: Investing in the Commodity Subsidiary will indirectly expose the Fund to the risks associated with the Commodity Subsidiary’s investments, such as commodity investments risk. The Commodity Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Rulemaking by the CFTC or other regulatory initiatives may affect the Fund’s ability to use the Commodity Subsidiary to pursue its investment strategies. As of the date of this prospectus, the potential impact of these initiatives on the Fund is uncertain. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as futures, forward contracts, and other foreign currency transactions and commodity-linked derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. There is a risk that the Adviser’s use of derivatives, such as futures and forward contracts, to manage the Fund’s volatility may be ineffective or may exacerbate losses, for example, if the derivative and the underlying assets decrease in value at the same time.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Index/Tracking Error Risk: This is the risk the securities selected by the Fund may not provide investment performance matching that of broad-based emerging markets equity indices.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, they may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. The Fund’s Adviser will attempt to reduce this risk by implementing various volatility management strategies and techniques. However, there is no guarantee that such strategies and techniques will produce the intended result.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

Short Exposure Risk: A short exposure through a derivative may present various risks, including credit/counterparty risk and leverage risk. If the value of the asset, asset class or index on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. Unlike a direct cash investment like a stock, bond or exchange-traded fund, where the potential loss is limited to the purchase price, the potential risk of loss from a short exposure is theoretically unlimited. Moreover, there can be no assurance that securities necessary to cover a short position will be available for purchase.

U.S. Government Securities Risk: Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

		Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

		The bar chart does not reflect any sales charges that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges that you may be required to pay when you buy or redeem the Fund’s shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2012, 5.07% Lowest Quarterly Return: Second Quarter 2012, -7.91%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year and life of fund period exceeds the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year and life of fund period exceeds the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.
ASG Growth Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.32%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.73%
1 year	rr_ExpenseExampleYear01	741
3 years	rr_ExpenseExampleYear03	1,346
5 years	rr_ExpenseExampleYear05	1,975
10 years	rr_ExpenseExampleYear10	3,659
2012	rr_AnnualReturn2012	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.91%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2011
ASG Growth Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.83%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.35%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.48%
1 year	rr_ExpenseExampleYear01	351
3 years	rr_ExpenseExampleYear03	1,046
5 years	rr_ExpenseExampleYear05	1,859
10 years	rr_ExpenseExampleYear10	3,977
1 year	rr_ExpenseExampleNoRedemptionYear01	251
3 years	rr_ExpenseExampleNoRedemptionYear03	1,046
5 years	rr_ExpenseExampleNoRedemptionYear05	1,859
10 years	rr_ExpenseExampleNoRedemptionYear10	3,977
Past 1 Year	rr_AverageAnnualReturnYear01	1.55%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2011
ASG Growth Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	729
5 years	rr_ExpenseExampleYear05	1,333
10 years	rr_ExpenseExampleYear10	2,969
Past 1 Year	rr_AverageAnnualReturnYear01	3.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2011
ASG Growth Markets Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.84%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2011
ASG Growth Markets Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2011
ASG Growth Markets Fund | MSCI Emerging Markets Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	14.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2011

[1]	AlphaSimplex Group, LLC ("AlphaSimplex" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45% and 1.45% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70%, 2.45% and 1.45% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Loomis Sayles Capital Income Fund
Loomis Sayles Capital Income Fund
Investment Goal
The Fund’s investment goal is high total return through a combination of current income and capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Loomis Sayles Capital Income Fund	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Redemption fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Capital Income Fund		Class A	Class C	Class Y
Management fees		0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.89%	0.93%	0.93%
Total annual fund operating expenses		1.74%	2.53%	1.53%
Fee waiver and/or expense reimbursement	[1]	0.54%	0.58%	0.58%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.20%	1.95%	0.95%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20%, 1.95% and 0.95% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20%, 1.95% and 0.95% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Loomis Sayles Capital Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	690	1,042	1,417	2,467
Class C	298	732	1,293	2,822
Class Y	97	426	779	1,774

If shares are not redeemed:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Capital Income Fund Class C	198	732	1,293	2,822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from March 30, 2012 (the Fund’s inception date) through November 30, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 70% of its assets in equity securities (the “equity portion”). Equity securities purchased by the Fund may include common stocks, preferred stocks and convertible securities, including, among others, warrants, convertible debt securities and convertible preferred stock. A significant majority of the equity securities purchased by the Fund will be traded on a U.S. exchange and denominated in U.S. dollars. The Fund’s non-U.S. equity investments, which will consist generally of American Depositary Receipts but may include direct foreign investments as well, will be limited to 10% of the equity portion. Although certain of the equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in U.S. equity indices published by Standard & Poor’s or Russell Investments. The Fund expects that under normal market conditions a part of the equity portion will include income-producing equity securities.

The Fund may invest up to 30% of its assets in fixed-income securities, including below investment-grade fixed-income securities (commonly known as “junk bonds”), corporate debt and government and agency fixed-income securities (the “fixed-income portion”). Below investment-grade fixed-income securities are rated below investment grade quality, i.e. , none of the three major ratings agencies (Moody’s Investors Services, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories, or, in the absence of a rating by an agency, the Adviser has determined that the securities are of comparable quality to rated securities that the Fund may purchase. Up to 40% of the fixed-income portion of the Fund may be non-U.S. dollar denominated and up to 20% of the fixed-income portion of the Fund may be invested in a single country or currency; however, these restrictions do not apply to investments in Canadian or U.S. fixed-income securities. The Fund may invest in securities of any maturity, market capitalization and credit quality.

The Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions and security-specific opportunities. The asset allocation shifts will be based on several criteria, such as the attractiveness of each asset class as determined by the Adviser, the security-specific valuations and yield opportunities discovered within each asset class and the ability of an asset class to provide diversification and attractive risk characteristics to the portfolio. When assessing the investment opportunity of a particular company, the Adviser has the flexibility to consider the entire range of securities across the company’s capital structure, including equities, preferred stock, convertible bonds and bonds. The Adviser will strive for a reasonable amount of income through bond yields, stock dividends and other income-enhancing strategies.

In deciding which equity securities to buy and sell, the Adviser seeks to identify companies that it believes are, among other things, attractively valued based on the Adviser’s estimate of intrinsic value, with additional consideration given to dividend yield. The Adviser generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund’s holdings among various sectors of the economy.

In deciding which fixed income securities to buy and sell, the Adviser may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, the Adviser’s expectations regarding general trends in interest rates and currency considerations. The Adviser will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and may purchase and sell (write) options for hedging and investment purposes. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities are also subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options Risk: The value of the Fund’s positions in options will fluctuate in response to changes in the value of the underlying security. Writing call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Fund writes a put option, it assumes the risk that it may be required to purchase the underlying security for a price that is higher than prevailing market price, resulting in a loss. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s use of options may not achieve the Fund’s investment objectives to the extent desired.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk/Return Bar Chart and Table
Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Loomis Sayles Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Capital Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment goal is high total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from March 30, 2012 (the Fund’s inception date) through November 30, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 70% of its assets in equity securities (the “equity portion”). Equity securities purchased by the Fund may include common stocks, preferred stocks and convertible securities, including, among others, warrants, convertible debt securities and convertible preferred stock. A significant majority of the equity securities purchased by the Fund will be traded on a U.S. exchange and denominated in U.S. dollars. The Fund’s non-U.S. equity investments, which will consist generally of American Depositary Receipts but may include direct foreign investments as well, will be limited to 10% of the equity portion. Although certain of the equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in U.S. equity indices published by Standard & Poor’s or Russell Investments. The Fund expects that under normal market conditions a part of the equity portion will include income-producing equity securities.

The Fund may invest up to 30% of its assets in fixed-income securities, including below investment-grade fixed-income securities (commonly known as “junk bonds”), corporate debt and government and agency fixed-income securities (the “fixed-income portion”). Below investment-grade fixed-income securities are rated below investment grade quality, i.e. , none of the three major ratings agencies (Moody’s Investors Services, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their respective top four ratings categories, or, in the absence of a rating by an agency, the Adviser has determined that the securities are of comparable quality to rated securities that the Fund may purchase. Up to 40% of the fixed-income portion of the Fund may be non-U.S. dollar denominated and up to 20% of the fixed-income portion of the Fund may be invested in a single country or currency; however, these restrictions do not apply to investments in Canadian or U.S. fixed-income securities. The Fund may invest in securities of any maturity, market capitalization and credit quality.

The Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions and security-specific opportunities. The asset allocation shifts will be based on several criteria, such as the attractiveness of each asset class as determined by the Adviser, the security-specific valuations and yield opportunities discovered within each asset class and the ability of an asset class to provide diversification and attractive risk characteristics to the portfolio. When assessing the investment opportunity of a particular company, the Adviser has the flexibility to consider the entire range of securities across the company’s capital structure, including equities, preferred stock, convertible bonds and bonds. The Adviser will strive for a reasonable amount of income through bond yields, stock dividends and other income-enhancing strategies.

In deciding which equity securities to buy and sell, the Adviser seeks to identify companies that it believes are, among other things, attractively valued based on the Adviser’s estimate of intrinsic value, with additional consideration given to dividend yield. The Adviser generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund’s holdings among various sectors of the economy.

In deciding which fixed income securities to buy and sell, the Adviser may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, the Adviser’s expectations regarding general trends in interest rates and currency considerations. The Adviser will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

		The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and may purchase and sell (write) options for hedging and investment purposes. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities are also subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options Risk: The value of the Fund’s positions in options will fluctuate in response to changes in the value of the underlying security. Writing call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Fund writes a put option, it assumes the risk that it may be required to purchase the underlying security for a price that is higher than prevailing market price, resulting in a loss. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s use of options may not achieve the Fund’s investment objectives to the extent desired.

		Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.
Loomis Sayles Capital Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.89%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	690
3 years	rr_ExpenseExampleYear03	1,042
5 years	rr_ExpenseExampleYear05	1,417
10 years	rr_ExpenseExampleYear10	2,467
Loomis Sayles Capital Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.93%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	732
5 years	rr_ExpenseExampleYear05	1,293
10 years	rr_ExpenseExampleYear10	2,822
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	732
5 years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 years	rr_ExpenseExampleNoRedemptionYear10	2,822
Loomis Sayles Capital Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.93%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	426
5 years	rr_ExpenseExampleYear05	779
10 years	rr_ExpenseExampleYear10	1,774

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20%, 1.95% and 0.95% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20%, 1.95% and 0.95% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Investment Goal
The Fund seeks to provide a high level of current income.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Loomis Sayles Senior Floating Rate and Fixed Income Fund	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.50%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Redemption fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Senior Floating Rate and Fixed Income Fund		Class A	Class C	Class Y
Management fees		0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.63%	0.66%	0.77%
Total annual fund operating expenses		1.48%	2.26%	1.37%
Fee waiver and/or expense reimbursement	[1]	0.38%	0.41%	0.52%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.10%	1.85%	0.85%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Loomis Sayles Senior Floating Rate and Fixed Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	458	766	1,095	2,025
Class C	288	667	1,173	2,563
Class Y	87	383	700	1,601

If shares are not redeemed:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Senior Floating Rate and Fixed Income Fund Class C	188	667	1,173	2,563

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments.

Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt (“Senior Loans”). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund’s investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may receive debt, equity or other securities or instruments as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan or as part of a package of securities acquired with a loan.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities.

Floating rate loans are debt obligations that have interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments.

The Fund can borrow up to one-third of the Fund’s assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as “leverage.” The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps, credit default swap indices, loan-only credit default swaps and loan-only credit default swap indices) and structured notes to try to increase the Fund’s leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities.

The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities (including its agencies, instrumentalities and sponsored entities). The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

With the exception of the 80% test described above, the percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund’s exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund’s expenses.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter (“OTC”) traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

Senior Loan Risk: The risks associated with Senior Loans are similar to the risks of investing in below investment-grade securities. The Senior Loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a Senior Loan could lose a substantial part of its value prior to default. Senior Loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of Senior Loans reset frequently, and thus Senior Loans are subject to interest rate risk. Senior Loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of Senior Loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the Senior Loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The bar chart does not reflect any sales charges that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Total Returns for Class A

Highest Quarterly Return: First Quarter 2012, 5.05% Lowest Quarterly Return: Second Quarter 2012, 1.47%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Loomis Sayles Senior Floating Rate and Fixed Income Fund	Past 1 Year	Life of Fund	Inception Date
Class A	7.96%	9.67%	Sep 30, 2011
Class A Return After Taxes on Distributions	5.36%	7.05%	Sep 30, 2011
Class A Return After Taxes on Distributions & Sale of Fund Shares	5.11%	6.69%	Sep 30, 2011
Class C	10.05%	12.00%	Sep 30, 2011
Class Y	12.04%	13.09%	Sep 30, 2011
S&P/LSTA Leveraged Loan Index	9.66%	10.15%	Sep 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments.

Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt (“Senior Loans”). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund’s investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may receive debt, equity or other securities or instruments as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan or as part of a package of securities acquired with a loan.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities.

Floating rate loans are debt obligations that have interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments.

The Fund can borrow up to one-third of the Fund’s assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as “leverage.” The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps, credit default swap indices, loan-only credit default swaps and loan-only credit default swap indices) and structured notes to try to increase the Fund’s leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities.

The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities (including its agencies, instrumentalities and sponsored entities). The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences.

The Fund is “non-diversified.” As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

		With the exception of the 80% test described above, the percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund’s real economic exposure.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk: The Fund’s investments in below investment-grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund’s exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund’s expenses.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter (“OTC”) traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

		Senior Loan Risk: The risks associated with Senior Loans are similar to the risks of investing in below investment-grade securities. The Senior Loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a Senior Loan could lose a substantial part of its value prior to default. Senior Loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of Senior Loans reset frequently, and thus Senior Loans are subject to interest rate risk. Senior Loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of Senior Loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the Senior Loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

		The bar chart does not reflect any sales charges that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance in the first full year and by showing how the Fund’s average annual returns for the one-year and life-of-Fund periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges that you may be required to pay when you buy or redeem the Fund’s shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: First Quarter 2012, 5.05% Lowest Quarterly Return: Second Quarter 2012, 1.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	458
3 years	rr_ExpenseExampleYear03	766
5 years	rr_ExpenseExampleYear05	1,095
10 years	rr_ExpenseExampleYear10	2,025
2012	rr_AnnualReturn2012	11.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.47%
Past 1 Year	rr_AverageAnnualReturnYear01	7.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2011
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.85%
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	667
5 years	rr_ExpenseExampleYear05	1,173
10 years	rr_ExpenseExampleYear10	2,563
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	667
5 years	rr_ExpenseExampleNoRedemptionYear05	1,173
10 years	rr_ExpenseExampleNoRedemptionYear10	2,563
Past 1 Year	rr_AverageAnnualReturnYear01	10.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2011
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	383
5 years	rr_ExpenseExampleYear05	700
10 years	rr_ExpenseExampleYear10	1,601
Past 1 Year	rr_AverageAnnualReturnYear01	12.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	13.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2011
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.36%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2011
Loomis Sayles Senior Floating Rate and Fixed Income Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2011
Loomis Sayles Senior Floating Rate and Fixed Income Fund | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.66%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2011

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.10%, 1.85% and 0.85% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Vaughan Nelson Select Fund
Vaughan Nelson Select Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vaughan Nelson Select Fund	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%	none
Redemption fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vaughan Nelson Select Fund		Class A	Class C	Class Y
Management fees		0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Dividend expenses on securities sold short		0.10%	0.10%	0.10%
Remainder of other expenses		0.55%	0.55%	0.55%
Total other expenses		0.65%	0.65%	0.65%
Total annual fund operating expenses		1.75%	2.50%	1.50%
Fee waiver and/or expense reimbursement	[1]	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.50%	2.25%	1.25%
[1]	NGAM Advisors, L.P. ("NGAM Advisors") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15% and 1.15% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40%, 2.15% and 1.15% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Vaughan Nelson Select Fund (USD $)	1 Year	3 Years
Class A	719	1,071
Class C	328	755
Class Y	127	450

If shares are not redeemed:
Expense Example, No Redemption (USD $)	1 year	3 years
Vaughan Nelson Select Fund Class C	228	755

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from June 29, 2012 (the Fund’s inception date) through November 30, 2012, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The Fund, under normal market conditions, will invest primarily in equity securities, including common stocks, preferred stocks, limited partnership interests, interests in limited liability companies, REITs or other trusts and similar securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. Typically, the Fund’s portfolio will hold 20 to 40 securities. The Fund may invest in companies with any market capitalization although, it will typically focus its investments in mid- to large- capitalization companies. When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices. While the Fund typically invests in equity securities, it may also invest in debt securities, including below investment-grade fixed-income securities (commonly known as “junk bonds”). A fixed-income security is considered below investment-grade quality whennone of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their top four ratings categories.

Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies with stable-to-improving returns.
  Companies valued at discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects securities selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with the entire U.S. exchange-traded equity investment universe. Vaughan Nelson then narrows the investment universe by using fundamental analysis to construct a portfolio of 20-40 securities.
  Vaughan Nelson will also employ its value driven investment philosophy to identify out-of-favor or misunderstood debt securities.
  Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.
The Fund also may:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in publicly traded master limited partnerships.
  Invest in foreign securities, including emerging market securities, traded in U.S. markets directly or through depositary receipt programs such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
  Invest in real estate investment trusts (“REITs”).
  Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
  Invest in derivative securities, such as options, for hedging and investment purposes.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as options, involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds stock generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in stocks also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Short Sale Risk: Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. If the Fund is unable to borrow securities in connection with a short sale at an advantageous time or price, the Fund may be limited in its ability to pursue its short sale strategy or may incur losses. The use of short sales also exposes the Fund to leverage risk.
Risk/Return Bar Chart and Table
Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Vaughan Nelson Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vaughan Nelson Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 45 of the Prospectus and on page 103 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from June 29, 2012 (the Fund’s inception date) through November 30, 2012, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses (estimated for the current fiscal year)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal market conditions, will invest primarily in equity securities, including common stocks, preferred stocks, limited partnership interests, interests in limited liability companies, REITs or other trusts and similar securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. Typically, the Fund’s portfolio will hold 20 to 40 securities. The Fund may invest in companies with any market capitalization although, it will typically focus its investments in mid- to large- capitalization companies. When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices. While the Fund typically invests in equity securities, it may also invest in debt securities, including below investment-grade fixed-income securities (commonly known as “junk bonds”). A fixed-income security is considered below investment-grade quality whennone of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor’s Ratings Group) have rated the securities in one of their top four ratings categories.

Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies with stable-to-improving returns.
  Companies valued at discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Vaughan Nelson employs a value-driven investment philosophy that selects securities selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with the entire U.S. exchange-traded equity investment universe. Vaughan Nelson then narrows the investment universe by using fundamental analysis to construct a portfolio of 20-40 securities.
  Vaughan Nelson will also employ its value driven investment philosophy to identify out-of-favor or misunderstood debt securities.
  Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.
The Fund also may:
  Invest in convertible preferred stock and convertible debt securities.
  Invest in publicly traded master limited partnerships.
  Invest in foreign securities, including emerging market securities, traded in U.S. markets directly or through depositary receipt programs such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
  Invest in real estate investment trusts (“REITs”).
  Invest in securities offered in initial public offerings (“IPOs”) and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
  Invest in derivative securities, such as options, for hedging and investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest) can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The Fund’s use of derivatives, such as options, involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds stock generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Taking short positions in stocks also results in a form of leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on a fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

		Short Sale Risk: Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. If the Fund is unable to borrow securities in connection with a short sale at an advantageous time or price, the Fund may be limited in its ability to pursue its short sale strategy or may incur losses. The use of short sales also exposes the Fund to leverage risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value (“NAV”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.
Vaughan Nelson Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,071
Vaughan Nelson Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	755
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	755
Vaughan Nelson Select Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expenses on securities sold short	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	450

[1]	NGAM Advisors, L.P. ("NGAM Advisors") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15% and 1.15% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40%, 2.15% and 1.15% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013